CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME (LOSS) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue:
Total revenue	$ 106,863	$ 98,169	[1]
Cost of revenue:
Total cost of revenue	70,706	69,070	[1]
Gross profit	36,157	29,099	[1]
Operating expenses:
Research and development, net	16,386	15,660
Selling and marketing	10,310	10,468
General and administrative	8,555	6,938
Impairment of held for sale asset	439	0
Total operating expenses	35,690	33,066
Operating income (loss)	467	(3,967)	[1]
Financial expenses, net	(1,663)	(757)
Loss before taxes on income	(1,196)	(4,724)	[1]
Taxes on income	832	474
Net loss	$ (2,028)	$ (5,198)	[1]
Earnings Per Share [Abstract]
Basic	$ (0.04)	$ (0.09)	[1]
Diluted	$ (0.04)	$ (0.09)
Weighted average number of shares used in computing loss per share:
Basic	56,574,296	56,269,941
Diluted	56,574,296	56,269,941
Product [Member]
Revenue:
Total revenue	$ 63,830	$ 66,280	[1]
Cost of revenue:
Total cost of revenue	49,274	49,917	[1]
Service [Member]
Revenue:
Total revenue	43,033	31,889	[1]
Cost of revenue:
Total cost of revenue	$ 21,432	$ 19,153	[1]

[1]	The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.